Note 8 - Payable for Indemnification	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payable for Indemnification [Member]
Note 8 - Payable for Indemnification [Line Items]
Short-term Debt [Text Block]

NOTE 8 – PAYABLE FOR INDEMNIFICATION

On February 5, 2009, the Company entered into an Indemnification Settlement Agreement with Gifford M. Mabie, founder and former Chief Executive Officer of the Company. Pursuant to the agreement, the Company agreed to indemnify Mr. Mabie for the payment of penalties, prejudgment interest and post-judgment interest to the United States Securities and Exchange Commission (“SEC”) that is part of the Final Judgment, dated March 11, 2005, in SEC v. Maxxon, Inc., Gifford M. Mabie, Jr., Thomas R. Coughlin, Jr. 02-CV-975-H(J) which resulted from actions taken in good faith by Mabie and Coughlin in the performance of duties as an officer and directors of the Company.  The payment amount stated in the Final Judgment is $1,088,067.

The agreement specifies that the Company is to periodically issue shares to a special account for Gifford Mabie in order that shares can be sold each day the market is open until the liability is satisfied.  The special account was initially funded by the Company’s common stock owned by Mr. Mabie. Total amount of stock traded by the special account is limited to 5% of the total trading volume each day. A percentage equal to Mr. Mabie’s federal and state tax liabilities to a maximum of 40% will be retained by the brokerage firm and remitted to the Internal Revenue Service and to the Oklahoma Tax Commission or the Tax Commission where Mr. Mabie resides. If Mr. Mabie receives a tax refund, that refund will be forwarded to the SEC.

On December 14, 2010, the Company issued 400,000 shares of the Company’s common stock, initially valued at $184,000, to the special account. An additional 400,000 shares were issued to the special account on March 15, 2012 with an initial value of $140,560 determined based upon the 10-day average share price prior to the date of issuance.  At each reporting date, the Company revalues the shares held in the special account and adjusts the outstanding balance. Net increases and decreases in the value of the Company’s common shares held in the special account are recorded in the current period statement of operations. As of March 31, 2013 and December 31, 2012, the remaining principal balance, including the estimated taxes, to be paid was $1,355,735 and $1,347,806, respectively based upon the Company’s valuation of the stock. For the three months ended March 31, 2013 and 2012, net loss related to the stock held in the special account was $7,929 and $5,731 respectively.

NOTE 8 – PAYABLE FOR INDEMNIFICATION

On February 5, 2009, the Company entered into an Indemnification Settlement Agreement with Gifford M. Mabie, founder and former Chief Executive Officer of the Company. Pursuant to the agreement, the Company agreed to indemnify Mr. Mabie for the payment of penalties, prejudgment interest and post-judgment interest to the United States Securities and Exchange Commission (“SEC”) that is part of the Final Judgment, dated March 11, 2005, in SEC v. Maxxon, Inc., Gifford M. Mabie, Jr., Thomas R. Coughlin, Jr. 02-CV-975-H(J) which resulted from actions taken in good faith by Mabie and Coughlin in the performance of duties as an officer and directors of the Company.  The payment amount stated in the Final Judgment is $1,088,067.

The agreement specifies that the Company is to periodically issue shares to a special account for Gifford Mabie in order that shares can be sold each day the market is open until the liability is satisfied.  The special account was initially funded by the Company’s common stock owned by Mr. Mabie. Total amount of stock traded by the special account is limited to 5% of the total trading volume each day. A percentage equal to Mr. Mabie’s federal and state tax liabilities to a maximum of 40% will be retained by the brokerage firm and remitted to the Internal Revenue Service and to the Oklahoma Tax Commission or the Tax Commission where Mr. Mabie resides. If Mr. Mabie receives a tax refund, that refund will be forwarded to the SEC.

On December 14, 2010, the Company issued 400,000 shares of the Company’s common stock, initially valued at $184,000, to the special account. An additional 400,000 shares were issued to the special account on March 15, 2012 with an initial value of $140,560 determined based upon the 10-day average share price prior to the date of issuance.  At each reporting date, the Company revalues the shares held in the special account and adjusts the outstanding balance. Net increases and decreases in the value of the Company’s common shares held in the special account are recorded in the current period statement of operations. As of December 31, 2012, the remaining principal balance, including the estimated taxes, to be paid was $1,347,806 based upon the Company’s valuation of the stock. For the years ended December 31, 2012 and 2011, net loss related to the stock held in the special account was $63,347 and $67,071, respectively.

Note Conversion Feature [Member]
Note 8 - Payable for Indemnification [Line Items]
Short-term Debt [Text Block]

NOTE 9 – DERIVATIVES – NOTE CONVERSION FEATURE

Due to the conversion feature contained in some of the notes the Company issued, the actual number of shares of common stock that would be required if a conversion of the notes was made through the issuance of the Company’s common stock cannot be predicted, and the Company could be required to issue an amount of shares that may cause it to exceed its authorized share amount. As a result, the conversion feature requires derivative accounting treatment and will be bifurcated from the note and “marked to market” each reporting period through the income statement. The fair value of the conversion future of these notes was recognized as a derivative liability instrument and will be measured at fair value at each reporting period. In determining the fair value, the Company uses the Black-Scholes option-pricing model. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

 The following is a reconciliation of the derivative liability:

Fair value at December 31, 2010	$160,659
Issuance of instruments	840,442
Decrease in value	(40,030)
Reclassification from liability to equity as a result of note conversions	(518,760)
Fair value at December 31, 2011	442,311
Issuance of instruments	952,214
Decrease in value	(131,397)
Reclassification from liability to equity as a result of note conversions	(898,326)
Fair value at December 31, 2012	$364,802

The derivative liability was valued under the Black-Scholes model with the following assumptions:

	2012			2011
Risk free interest rate	0.11%	to	0.16%	0.17%	to	0.19%
Expected life (years)	0.01	to	2.1	0	to	3
Dividend Yield		0%			0%
Volatility	130%	to	219%	0%	to	205%